Warrants (Details) - Schedule of Predecessor Warrants Outstanding - $ / shares		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Warrants
Preferred Warrants (Predecessor)
Public Warrants (Successor)	9,192,500
Conversion Warrants (Successor)	324,999
Common February 2024 PIPE Warrants (Successor)	612,746
Common September 2024 PIPE Warrants (Successor)	8,175,166
Weighted average exercise price (in Dollars per share)	$ 6.04
Weighted average remaining life (years)	3 years 10 months 24 days
Series A Preferred Warrants (Successor)	2,462
Exercise price (in Dollars per share)	$ 800
Remaining life (years)	4 months 17 days	6 years 7 months 6 days